Income and mining taxes (Schedule of deferred taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 133,584	$ 101,899
Deferred tax liability	(261,764)	(229,433)
Net deferred tax asset (liability)	(128,180)	(127,534)	$ (167,882)
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	133,584	94,070
Deferred tax liability	(249,638)	(220,568)
Net deferred tax asset (liability)	(116,054)	(126,498)
Mining tax effect of temporary differences recognized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	0	7,829
Deferred tax liability	$ (12,126)	$ (8,865)